Offerings	Nov. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Equity, Common
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	2.09
Maximum Aggregate Offering Price	$ 2,508,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 218.20
Offering Note
(1) In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of shares of common stock, par value $0.001 per share (“Common Stock”), of 8x8, Inc. (the “Registrant”) that may be offered or issued by reason of stock splits, stock dividends or similar transactions.
(2) Represents shares of Common Stock added to the 8x8, Inc. Amended and Restated 2017 New Employee Inducement Incentive Plan (the “2017 Plan”) pursuant to an amendment to the 2017 Plan authorized and approved by the Board of Directors of the Registrant on October 21, 2026.
(3) Represents 750,900 shares of Common Stock available for future issuance under the 8x8, Inc. Amended and Restated 2022 Equity Incentive Plan (the “2022 Plan”) following the return of previously reserved shares of Common Stock in accordance with the terms of the 2022 Plan.
(4) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) under the Securities Act. The computation is based upon the average of the high and low prices per share of the Registrant’s Common Stock as reported on the Nasdaq on November 3, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Equity, Common
Amount Registered | shares	750,900
Proposed Maximum Offering Price per Unit	2.09
Maximum Aggregate Offering Price	$ 1,569,381
Fee Rate	0.0087%
Amount of Registration Fee	$ 136.54
Offering Note
(1) In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of shares of common stock, par value $0.001 per share (“Common Stock”), of 8x8, Inc. (the “Registrant”) that may be offered or issued by reason of stock splits, stock dividends or similar transactions.
(2) Represents shares of Common Stock added to the 8x8, Inc. Amended and Restated 2017 New Employee Inducement Incentive Plan (the “2017 Plan”) pursuant to an amendment to the 2017 Plan authorized and approved by the Board of Directors of the Registrant on October 21, 2026.
(3) Represents 750,900 shares of Common Stock available for future issuance under the 8x8, Inc. Amended and Restated 2022 Equity Incentive Plan (the “2022 Plan”) following the return of previously reserved shares of Common Stock in accordance with the terms of the 2022 Plan.
(4) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) under the Securities Act. The computation is based upon the average of the high and low prices per share of the Registrant’s Common Stock as reported on the Nasdaq on November 3, 2026.